Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

8. Trade and other receivables

	Dec. 31, 2022	Dec. 31, 2021
Current
Trade receivables	$84,096	$166,524
Statutory receivables	25,544	31,191
Other receivables	3,542	6,366
	113,182	204,081
Non-current
Taxes receivable	13,329	16,084
	$126,511	$220,165

The decrease in trade receivables during the year ended December 31, 2022 primarily relates to the receipt of payment for three shipments in early 2022 which were sold in 2021, representing 30,000 tonnes of copper concentrate.